SCHEDULE OF SECURED SHORT-TERM BANK DEBT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Total short-term bank loans	$ 5,949,005	$ 6,210,176
Bank Loan 1 [Member]
Short-term Debt [Line Items]
Total short-term bank loans	4,182,894	3,976,960
Bank Loan 2 [Member]
Short-term Debt [Line Items]
Total short-term bank loans	1,766,111	2,019,072
Bank Loan Three [Member]
Short-term Debt [Line Items]
Total short-term bank loans		$ 214,144